As filed with the Securities and Exchange Commission on November 19, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number 811 - 03758
                                                    -----------

                        MATRIX ADVISORS VALUE FUND, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                747 Third Avenue, 31St Floor, New York, NY 10017
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  David A. Katz
                          747 Third Avenue, 31st Floor
                               New York, NY 10017
                               ------------------
                     (Name and address of agent for service)

                                1 (800) 366-6223
                                ----------------
               Registrant's telephone number, including area code

                                   Copies to:

                              Christopher J. Tafone
                     Paul, Hastings, Janofsky & Walker, LLP
                              75 East 55th Street,
                               New York, NY 10022

Date of fiscal year end: June 30, 2005
                         -------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        MATRIX ADVISORS VALUE FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

                                                      SHARES         VALUE
===============================================================================
COMMON STOCKS: 98.8%

ADVERTISING: 1.5%
        Interpublic Group of Companies, Inc.         395,000    $    4,183,050
                                                                ---------------

BANK (MONEY CENTER): 5.6%
        Citigroup, Inc.                              224,000         9,882,880
        JP Morgan Chase & Co.                        150,000         5,959,500
                                                                ---------------
                                                                    15,842,380
                                                                ---------------
BANK (PROCESSING): 2.8%
        Bank of New York Co., Inc.                   275,000         8,021,750
                                                                ---------------

BANK (REGIONAL): 3.8%
        Bank of Amercia Corp.                        215,484         9,336,922
        Comerica, Inc.                                25,000         1,483,750
                                                                ---------------
                                                                    10,820,672
                                                                ---------------
BIOTECHNOLOGY: 4.0%
        Medimmune, Inc.*                             485,000        11,494,500
                                                                ---------------

BROADCASTING/PROGRAM: 0.7%
        Liberty Media Corp.*                         230,600         2,010,832
                                                                ---------------

COMPUTERS AND PERIPHERALS: 3.4%
        American Power Conversion Co.                561,300         9,761,007
                                                                ---------------

DRUG: 10.7%
        Bristol-Myers Squibb Co.                     240,000         5,680,800
        Merck & Co.                                  193,500         6,385,500
        Pfizer, Inc.                                 295,840         9,052,704
        Wyeth                                        248,000         9,275,200
                                                                ---------------
                                                                    30,394,204
                                                                ---------------
DRUGSTORE: 3.3%
        CVS Corp.                                    224,000         9,437,120
                                                                ---------------

ELECTRICAL EQUIPMENT: 3.5%
        General Electric Co.                         294,900         9,902,742
                                                                ---------------

ELECTRONICS: 6.1%
        Symbol Technologies, Inc.                    825,000        10,428,000
        Vishay Intertechnology, Inc.*                528,700         6,820,230
                                                                ---------------
                                                                    17,248,230
                                                                ---------------
FINANCIAL SERVICES: 1.4%
        American Express Co.                          80,000         4,116,800
                                                                ---------------

FOOD (DIVERSIFIED): 2.4%
        General Mills,  Inc.                         152,900         6,865,210
                                                                ---------------

                        MATRIX ADVISORS VALUE FUND, INC.

                                                      SHARES         VALUE
===============================================================================
COMMON STOCKS: 98.8%

INSURANCE (DIVERSIFIED): 5.0%
        American International Group, Inc.           134,500    $    9,144,655
        Marsh & McLennan Companies, Inc.             115,000         5,262,400
                                                                ---------------
                                                                    14,407,055
                                                                ---------------
MEDIA: 1.8%
        Comcast Corp.*                               185,000         5,165,200
                                                                ---------------

MEDICAL INSTRUMENTS: 3.8%
        Guidant Corp.                                165,000        10,896,600
                                                                ---------------

MEDICAL SUPPLIES: 3.4%
        Baxter International, Inc.                   303,900         9,773,424
                                                                ---------------

OIL & GAS SERVICES: 2.3%
        Tidewater, Inc.                              205,000         6,672,750
                                                                ---------------

RECREATION: 3.2%
        Walt Disney Co.                              400,000         9,020,000
                                                                ---------------

RETAIL (SPECIAL LINES): 2.4%
        Office Depot, Inc.*                          455,000         6,838,650
                                                                ---------------

RETAIL STORE: 3.3%
        Gap, Inc.                                    470,000         8,789,000
        Ross Stores, Inc.                             20,000           468,800
                                                                ---------------
                                                                     9,257,800
                                                                ---------------
SECURITIES BROKERAGE: 7.0%
        Merrill Lynch & Co.                          182,000         9,049,040
        Morgan Stanley Dean Witter & Co.             222,000        10,944,600
                                                                ---------------
                                                                    19,993,640
                                                                ---------------
SEMICONDUCTOR: 4.6%
        Adaptec, Inc.*                               712,400         5,414,240
        Intel Corp.                                  385,000         7,723,100
                                                                ---------------
                                                                    13,137,340
                                                                ---------------
SEMICONDUCTOR (CAPITAL EQUIPMENT): 3.8%
        Novellus Systems, Inc.*                      404,000        10,742,360
                                                                ---------------

SOFTWARE: 3.9%
        Microsoft Corp.                              400,000        11,060,000
                                                                ---------------

TELECOMMUNICATIONS (EQUIPMENT): 3.5%
        Lucent Technologies, Inc.                    500,000         1,585,000
        Nokia Corp.                                  613,000         8,410,360
                                                                ---------------
                                                                     9,995,360
                                                                ---------------

                        MATRIX ADVISORS VALUE FUND, INC.

                                                      SHARES         VALUE
===============================================================================
COMMON STOCKS: 98.8%

THRIFT: 1.6%
        Federal Home Loan Mortgage Co.                29,000    $    1,891,960
        Federal National Mortgage Association         40,000         2,536,000
                                                                ---------------
                                                                     4,427,960
                                                                ---------------
TOTAL COMMON STOCKS
        (cost $271,291,692)                                        281,486,636
                                                                ---------------


                                                   PRINCIPAL
                                                     AMOUNT          VALUE
===============================================================================
SHORT-TERM INVESTMENT: 1.3%

        SEI Daily Income Trust Government Fund    $3,599,672         3,599,672
                                                                ---------------

TOTAL SHORT-TERM INVESTMENT
  (cost $3,599,672)

TOTAL INVESTMENTS IN SECURITIES
  (cost $274,891,364+): 100.1%                                     285,086,308
Liabilities in excess of other assets: (0.1%)                         (347,831)
                                                                ---------------
NET ASSETS: 100%                                                $  284,738,477
                                                                ===============

      * Non-income producing security.
ADR - Amercian Depositary Receipt.

+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                            $  274,891,364
Gross tax unrealized appreciation                               $   22,615,383
Gross tax unrealized depreciation                                  (12,420,439)
                                                                ---------------
Net tax unrealized appreciation                                 $   10,194,944
                                                                ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Matrix Advisors Value Fund, Inc.


      By (Signature and Title)    /s/ David A. Katz
                               ---------------------------------------
                                  David A. Katz, President

      Date  November 10, 2004
           ------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title)    /s/ David A. Katz
                               ---------------------------------------
                                  David A. Katz, President/Treasurer

      Date  November 10, 2004
           ------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.